SHARE BASED COMPENSATION (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended		12 Months Ended
	Oct. 14, 2014 $ / shares shares	Jun. 01, 2010 shares	Feb. 04, 2005 shares	Jun. 26, 2015 ¥ / shares	May 18, 2015 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Jun. 26, 2015 $ / shares	Nov. 14, 2008 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expenses | ¥						¥ 7,828	¥ 9,076	¥ 3,584
Unrecognized share-based compensation expenses | ¥						8,616	15,725
Difference between the fair value of the consideration and ordinary shares | ¥						0	¥ (3,645)	¥ 5,110
Incremental share-based compensation expenses | ¥						¥ 5,238
Awards vested						225,377	270,453
Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vested						6,666	59,872
Board members [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vested						225,377	424,459
Restricted stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)	135,227						596,473
Denominator used to determine number of shares of restricted stock subject to each award | $ / shares	$ 200
Share price (in dollars per share) | $ / shares	$ 1.480
Awards outstanding	811,359					415,521	861,522	811,359
Awards vested						225,377	270,453
Awards issued						(433,918)	(484,331)
Restricted stock [Member] | Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)					86,473
Awards issued						6,666	59,872
Restricted stock [Member] | Employees and new hires [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					36 months
Granted (in shares)					510,000	201,875	0
Awards vested						201,875	0
Restricted stock [Member] | Board members [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards issued						225,377	424,459
Share Incentive Plan 2005 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant			50,000							676,078
Expiration term			10 years
Vesting period			4 years
Automatic termination period of the plan			10 years
Share Incentive Plan 2005 [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser			10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)			110.00%
Purchase price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)			100.00%
Equity Incentive Plan 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Minimum exercise price of options to purchase shares to whom opportunity was offered to exchange shares | (per share)				¥ 3.08					$ 0.4749
Period used to calculate average trading price of the Company's Class A ordinary shares				30 days
Automatic termination period of the plan		10 years
Equity Incentive Plan 2010 [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for grant		633,333
Annual increase in shares authorized on the first day of each fiscal year		833,333
Annual increase in shares authorized on the first day of each fiscal year (as a percent)		5.00%
Equity Incentive Plan 2010 [Member] | Common Class A [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares to be added to the 2010 Plan from the 2005 Plan		333,333
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term		10 years
Equity Incentive Plan 2010 [Member] | Incentive Shares Option [Member] | Employees [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of voting interest to be held by an individual to be eligible for designation as an optionee or purchaser		10.00%
Exercise price per share granted to a 10% stockholder relative to fair market value per share on the grant date (as a percent)		110.00%
Expiration term		5 years